UNITED STATES

 SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549



FORM N-PX



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY



Investment Company Act file number 811-07664



Name of Fund: BlackRock California Investment Quality Municipal Trust, Inc.

(RAA)



Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809



Name and address of agent for service: Anne Ackerley, Chief Executive Officer,

BlackRock California Investment

Quality Municipal Trust, Inc., 55 East 52(nd) Street, New York City, NY 10055.





Registrant's telephone number, including area code: (800) 882-0052, Option 4



Date of fiscal year end: 07/31



Date of reporting period: 07/01/2009 -- 06/30/2010



Item 1 -- Proxy Voting Record -- Attached hereto.



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be

signed on its behalf by the undersigned, thereunto duly authorized.



BlackRock California Investment Quality Municipal Trust, Inc.



By: /s/ Anne Ackerley

Anne Ackerley

Chief Executive Officer of

BlackRock California Investment Quality Municipal Trust, Inc.



Date: August 23, 2010





******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07664
Reporting Period: 07/01/2009 - 06/30/2010
BlackRock California Investment Quality Municipal Trust Inc.









========= BLACKROCK CALIFORNIA INVESTMENT QUALITY MUNICIPAL TRUST INC. =========


BLACKROCK  ENERGY AND RESOURCES TRUST

Ticker:       BGR            Security ID:  09250U101
Meeting Date: AUG 26, 2009   Meeting Type: Annual
Record Date:  JUN 29, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Trustee Richard S. Davis          For       For          Management
1.2   Elect Trustee Frank J. Fabozzi          For       For          Management
1.3   Elect Trustee James T. Flynn            For       For          Management
1.4   Elect Trustee Karen P. Robards          For       For          Management


--------------------------------------------------------------------------------

BLACKROCK  FLOATING RATE INCOME TRUST

Ticker:       BGT            Security ID:  091941104
Meeting Date: AUG 26, 2009   Meeting Type: Annual
Record Date:  JUN 29, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Trustee Richard S. Davis          For       For          Management
1.2   Elect Trustee James T. Flynn            For       For          Management
1.3   Elect Trustee Karen P. Robards          For       For          Management


--------------------------------------------------------------------------------

BLACKROCK CORPORATE HIGH YIELD FUND VI INC

Ticker:       HYT            Security ID:  09255P107
Meeting Date: AUG 26, 2009   Meeting Type: Annual
Record Date:  JUN 29, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Trustee G. Nicholas Beckwith, III For       For          Management
1.2   Elect Trustee Richard E. Cavanagh       For       For          Management
1.3   Elect Trustee Richard S. Davis          For       For          Management
1.4   Elect Trustee Kent Dixon                For       For          Management
1.5   Elect Trustee Frank J. Fabozzi          For       For          Management
1.6   Elect Trustee Kathleen F. Feldstein     For       For          Management
1.7   Elect Trustee James T. Flynn            For       For          Management
1.8   Elect Trustee Henry Gabbay              For       For          Management
1.9   Elect Trustee Jerrold B. Harris         For       For          Management
1.10  Elect Trustee R. Glenn Hubbard          For       For          Management
1.11  Elect Trustee  W. Carl Kester           For       For          Management
1.12  Elect Trustee  Karen P. Robards         For       For          Management


--------------------------------------------------------------------------------

BLACKROCK ENHANCED DIVIDEND ACHIEVERS TRUST

Ticker:       BDJ            Security ID:  09251A104
Meeting Date: AUG 26, 2009   Meeting Type: Annual
Record Date:  JUN 29, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Trustee Richard S. Davis          For       For          Management
1.2   Elect Trustee Frank J. Fabozzi          For       For          Management
1.3   Elect Trustee James T. Flynn            For       For          Management
1.4   Elect Trustee Karen P. Robards          For       For          Management


--------------------------------------------------------------------------------

BLACKROCK INTERNATIONAL GROWTH AND INCOME TRUST

Ticker:       BGY            Security ID:  092524107
Meeting Date: AUG 26, 2009   Meeting Type: Annual
Record Date:  JUN 29, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Trustee Richard S. Davis          For       For          Management
1.2   Elect Trustee Frank J. Fabozzi          For       For          Management
1.3   Elect Trustee James T. Flynn            For       For          Management
1.4   Elect Trustee Karen P. Robards          For       For          Management


--------------------------------------------------------------------------------

BLACKROCK LIMITED DURATION INCOME TRUST

Ticker:       BLW            Security ID:  09249W101
Meeting Date: AUG 26, 2009   Meeting Type: Annual
Record Date:  JUN 29, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Trustee Richard S. Davis          For       For          Management
1.2   Elect Trustee Frank J. Fabozzi          For       For          Management
1.3   Elect Trustee James T. Flynn            For       For          Management
1.4   Elect Trustee Karen P. Robards          For       For          Management


--------------------------------------------------------------------------------

BLACKROCK PREFERRED & EQUITY ADVANTAGE TRUST

Ticker:       BTZ            Security ID:  092508100
Meeting Date: AUG 26, 2009   Meeting Type: Annual
Record Date:  JUN 29, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Trustee Richard S. Davis          For       For          Management
1.2   Elect Trustee James T. Flynn            For       For          Management
1.3   Elect Trustee Karen P. Robards          For       For          Management


--------------------------------------------------------------------------------

BLACKROCK PREFERRED INCOME STRATEGIES FUND INC

Ticker:       PSY            Security ID:  09255H105
Meeting Date: AUG 26, 2009   Meeting Type: Annual
Record Date:  JUN 29, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Trustee G. Nicholas Beckwith, III For       For          Management
1.2   Elect Trustee Richard E. Cavanagh       For       For          Management
1.3   Elect Trustee Richard S. Davis          For       For          Management
1.4   Elect Trustee Kent Dixon                For       For          Management
1.5   Elect Trustee Kathleen F. Feldstein     For       For          Management
1.6   Elect Trustee James T. Flynn            For       For          Management
1.7   Elect Trustee Henry Gabbay              For       For          Management
1.8   Elect Trustee Jerrold B. Harris         For       For          Management
1.9   Elect Trustee R. Glenn Hubbard          For       For          Management
1.10  Elect Trustee Karen P. Robards          For       For          Management

========== END NPX REPORT